Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Summary of the flow-through financings and the related flow-through share premium liability
	Shares issued	Flow-through share price	Premium per flow-through share	Flow-through premium liability
March 23, 2018*	1,091,826	$2.35	$0.67	$737
August 16, 2018	4,299,375	$1.60 - $1.87	$0.30 - $0.57	1,742
Total 2018	5,391,201			$2,479
July 11, 2019	633,334	$3.00	$0.88	$557

Disclosure of flow-through share liability activity
	Flow-through funding and expenditures
	BC	Nunavut	Total	Flow-through premium liability
Balance at December 31, 2017	$693	$-	$693	$185
Flow-through funds raised	1,870	8,023	9,893	2,479
Flow-through eligible expenditures	(1,826)	(7,590)	(9,416)	(2,347)
Balance at December 31, 2018	$737	$433	$1,170	$317
Flow-through funds raised	-	1,900	1,900	557
Flow-through eligible expenditures	(737)	(2,309)	(3,046)	(867)
Balance at December 31, 2019	$-	$24	$24	$7